OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2024
OTHER PAYABLES AND ACCRUALS [Abstract]
Other Payables and Accruals
Other payables and accruals consist of the following:

	At December 31,
In thousands of USD	2024	2023
Deposits from customers	12,561	8,114
Accrued operating expenses	9,537	9,732
Payables for surtaxes	8,164	9,952
Interest payable	5,018	-
Payable to the former owners in Norway Acquisition(1)	2,657	-
Payables for staff-related costs	1,932	2,554
Restoration provision for leasehold land	1,361	1,363
Others	1,037	436
Total	42,267	32,151

Current	40,617	30,495
Non-current	1,650	1,656
	42,267	32,151

(1)
Represent balance due to former owners in Norway Acquisition, which is a normal annual dividend authorized prior to the acquisition. It is thus accounted for as part of the liabilities assumed from the business combination described in Note 6(b), and listed in other payables.